Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
(5) Revenue
During the three and six months ended June 30, 2022 and 2021, the Company worked on the following grants:
Government grants
The total revenue for government grants was approximately $6.4 million and $18.2 million, respectively, the three months ended June 30, 2022 and 2021, and $18.2 million and $35.1 million, respectively, for the six months ended June 30, 2022 and 2021.
National Institute of Health – National Institute of Allergy and Infectious Disease
(“NIH-NIAID”)
(Federal Award #1R44AI117976-01A1) – this grant was for $1.4 million and started in September 2019 through August 2021. Grant income recognized was approximately $3,000 and $94,000, respectively, for the three months ended June 30, 2022 and 2021, and $30,000 and $150,000, respectively, for the six months ended June 30, 2022 and 2021. The Company applied for an extension on the grant funding, and the extension is pending approval—the Company has not historically experienced challenges renewing grant funding. If approved, there is approximately $184,000 in funding remaining for this grant as of June 30, 2022.
NIH-NIAID
(Federal Award
#1R41AI131823-02)
– this grant was for approximately $1.5 million and started in April 2019 through March 2021. The grant was subsequently amended to extend the date through March 2022. Grant income recognized was approximately $118,000 and $20,000, respectively, for the three months ended June 30, 2022 and 2021, and $131,000 and $29,000, respectively, for the six months ended June 30, 2022 and 2021. There is approximately $683,000 in funding remaining for this grant as of June 30, 2022.
NIH-NIAID
through Geneva Foundation (Federal Award
#1R01AI132313-01,
Subaward
#S-10511-01)
– this grant was for approximately $2.7 million and started in August 2017 through July 2021. Grant income recognized was approximately $26,000 and $47,000, respectively, for the three months ended June 30, 2022 and 2021, and $49,000 and $47,000, respectively, for the six months ended June 30, 2022 and 2021. The Company applied for an extension on the grant funding, and the extension is pending approval— the Company has not historically experienced challenges renewing grant funding. If approved, there is approximately $1.4 million in funding remaining for this grant as of June 30, 2022.
Department of Defense, Joint Program Executive Office for Chemical, Biological, Radiological and Nuclear Defense Enabling Biotechnologies (“JPEO”) through Advanced Technology International – this grant was for a potential of $25 million, awarded in stages starting in August 2019 and with potential stages running through February 2023. Additional contract modifications were added to this contract in 2020 and 2021 for work on a COVID therapeutic, bringing the contract total to $204 million. Grant income recognized was approximately $6.2 million and $18.0 million, respectively, for the three months ended June 30, 2022 and 2021, and

$17.9 million and $34.9 million, respectively, for the six months ended June 30, 2022 and 2021. There is approximately $71.3 million in funding remaining for this grant as of June 30, 2022.
The grants for the JPEO
 Rapid Response
contract are cost reimbursement agreements, with reimbursement of our direct research and development expense (labor and consumables) with an overhead charge (based on actual, reviewed quarterly) and a fixed fee (9%).

In August 2022, this contract was terminated. See Note 19,
Subsequent Events
for additional information.

(5) Revenue
During the years ended December 31, 2021 and 2020, the Company worked on the following grants:
Government grants
The total revenue for government grants was approximately $60.9 million and $52.8 million respectively, for the years ended December 31, 2021 and 2020.
National Institute of Health
–
National Institute of Allergy and Infectious Disease
(“NIH-NIAID”)
(Federal Award #1R44AI117976-01A1)
–
this grant was for $1.4 million and started in September 2019 through August 2021. For the years ended December 31, 2021 and 2020, there was approximately $518,000 and $228,000, respectively, in grant income recognized. The corporation applied for an extension on the grant funding, and the extension is pending approval. If approved, there is approximately $203,000 in funding remaining for this grant as of December 31, 2021.
NIH-NIAID
(Federal Award
#1R41AI131823-02)
–
this grant was for approximately $1.5 million and started in April 2019 through March 2021. The grant was subsequently amended to extend the date through March 2022. For the years ended December 31, 2021 and 2020, there was approximately $51,000 and $99,000 respectively, in grant income recognized. There is approximately $823,000 in funding remaining for this grant as of December 31, 2021.
NIH-NIAID
through Geneva Foundation (Federal Award
#1R01AI132313-01,
Subaward
#S-10511-01)
–
this grant was for approximately $2.7 million and started in August 2017 through July 2021. For the years ended December 31, 2021 and 2020, there was approximately $94,000 and $351,000, respectively, in grant income recognized from this grant. The corporation applied for an extension on the grant funding, and the extension is pending approval. If approved, there is approximately $1.5 million in funding remaining for this grant as of December 31, 2021.
Department of Defense, Joint Program Executive Office for Chemical, Biological, Radiological and Nuclear Defense Enabling Biotechnologies (“JPEO”) through Advanced Technology International
–
this grant was for a potential of $25 million, awarded in stages starting in August 2019 and with potential stages running through February 2023. Additional contract modifications were added to this contract in 2020 and 2021 for work on a COVID therapeutic, bringing the contract total to $204 million. For the years ended December 31, 2021 and 2020, there was approximately $60.2 million and $52.1 million, respectively, in grant income recognized from this grant. There is approximately $89.2 million in funding remaining for this grant as of December 31, 2021.

The grants for the JPEO contract are cost reimbursement agreements, with reimbursement of our direct research and development expense (labor and consumables) with an overhead charge (based on actual, reviewed quarterly) and a fixed fee (9%). However, a portion of the funding ($12 million in 2020) from this contract was for capacity building, including funding for equipment and facilities. A majority of this was for a 200L purification suite and two production barns, which are in locations that are currently leased by the corporation. While the government and the Company have agreed to negotiate in good faith to afford government access to this equipment, the Company is allowed to use this equipment for any project. As a majority of the value is in leasehold improvements (and therefore cannot be returned to the government), the corporation is treating the assets as company owned, and recognized the proceeds from the reimbursement as revenue. Therefore, revenue significantly exceeded research and development expenses, as there were no research and development expenses to offset the $12 million in revenue.
Other grants
(non-government)
The total revenue for other grants
(non-government)
was approximately $0 and $2.4 million for the years ended December 31, 2021 and 2020, respectively.
CSL Behring
–
there were three contracts for a combined $2.4 million that were started and completed in 2020. These contracts were related to research and development for a
COVID-19
therapeutic ($2 million) and two other targets ($400,000).